Registration No. 33-17604
                                                                     Rule 497(j)

THE TREASURER'S FUND, INC.
19 Old Kings Highway South
Darien, Connecticut  06820-4526
(800) 877-3863





                                   March 6, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   The Treasurer's Fund, Inc. (the "Fund")
                                ile No. 33-17604

Gentlemen:

            On behalf of the above-referenced Fund, we are writing this letter to certify that:

            (1) the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on March 1, 1996 and became effective March 1, 1996 pursuant to Rule 485(b).

                                    THE TREASURER'S FUND, INC.



                                       By:
                                          Thomas E. O'Connor
                                          Attorney-in-Fact

C/M:  10112.0000 345519.1